Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	$ 8,988
Net book value at ending of the year	9,374	$ 8,988
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	11,645	11,375
Additions	875	971
Disposals	(689)	(701)
Net book value at ending of the year	11,831	11,645
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(2,657)	(2,130)
Depreciation for the period	489	758
Disposals	689	231
Net book value at ending of the year	(2,457)	(2,657)
Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	5,437
Net book value at ending of the year	5,378	5,437
Buildings | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	5,863	5,203
Additions	0	660
Disposals	0	0
Net book value at ending of the year	5,863	5,863
Buildings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(426)	(346)
Depreciation for the period	59	80
Disposals	0	0
Net book value at ending of the year	(485)	(426)
Equipment and Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	2,549
Net book value at ending of the year	2,529	2,549
Equipment and Machinery | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	2,716	2,716
Additions	0	0
Disposals	0	0
Net book value at ending of the year	2,716	2,716
Equipment and Machinery | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(167)	(140)
Depreciation for the period	20	27
Disposals	0	0
Net book value at ending of the year	(187)	(167)
Other
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	1,002
Net book value at ending of the year	1,467	1,002
Other | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	3,066	3,456
Additions	875	311
Disposals	(689)	(701)
Net book value at ending of the year	3,252	3,066
Other | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(2,064)	(1,644)
Depreciation for the period	410	651
Disposals	689	231
Net book value at ending of the year	$ (1,785)	$ (2,064)